Business Acquisitions - 2017 Acquisitions (Details) - USD ($) $ in Millions	Mar. 27, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Debt (Current and non-current) (a)		$ 6,057	$ 5,656
Agua Caliente Borrower 2 [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage		16.00%
Subsequent Event [Member] | March 2017 Drop Down Assets [Member]
Business Acquisition [Line Items]
Percentage of Right to Receive Cash Distributed	50.00%
Payments to Acquire Businesses, Gross	$ 130
Business Combination, Working Capital Adjustments	$ 1
Subsequent Event [Member] | Agua Caliente [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage	16.00%
Subsequent Event [Member] | Agua Caliente Borrower 2 [Member] | March 2017 Drop Down Assets [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	31.00%
Business Combination, Consideration Transferred, Liabilities Incurred	$ 41
Subsequent Event [Member] | March 2017 Drop Down Assets [Member]
Business Acquisition [Line Items]
Net assets acquired	$ 8
Subsequent Event [Member] | Utah Solar Portfolio [Member] | March 2017 Drop Down Assets [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	51.00%
Business Combination, Consideration Transferred, Liabilities Incurred	$ 287